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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended SEPTEMBER 30, 2004

If amended report check here:      |X|                    Amendment Number: 1

This Amendment (Check only one):   |X| is a restatement
                                   |_| adds new holding
                                       entries.

PRIVATEBANCORP, INC.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

TEN NORTH DEARBORN                     CHICAGO               IL            60602
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-10802

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

LISA M. O'NEILL        DIRECTOR OF FINANCIAL REPORTING              312-683-7100
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)


                                                 /s/ LISA M. O'NEILL
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                                      CHICAGO, IL              NOVEMBER 16, 2004
                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

[ ]      13F HOLDINGS REPORT.

[X]      13F NOTICE.

[ ]      13F COMBINATION REPORT.


List of Other Managers:
[If there are no entries in this list, omit this section.]

   13F File No.: Name:
   ------------- ------------------------------------------
1. 28-10834      THE PRIVATEBANK AND TRUST COMPANY
   ------------- ------------------------------------------
2. 28-03637      LODESTAR INVESTMENT COUNSEL, LLC
   ------------- ------------------------------------------